SCHEDULE OF OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Employees and government authorities	$ 1,005	$ 681
Receipts on account of shares	1,119
Accrued expenses	150	93
Related parties (note 30)	103
Other	157	182
Other accounts payable	$ 2,534	$ 956